Reconciliation of All Plan Investment Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3) (Detail) - Plan investment funds managed by insurance companies
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	₨ 600.2	$ 8.2	₨ 625.0
Realized interest credited to fund	60.5	0.9	48.0
Contribution during the period	104.5	1.4	89.5
Amount paid towards claim	(101.1)	(1.4)	(162.3)
Ending Balance	₨ 664.1	$ 9.1	₨ 600.2